Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000212830
Account Value [Line Items]
Line Graph and Table Measure Name		Hundredfold Select Alternative Fund
Accumulated Value	$ 10,000		$ 10,840	$ 11,276	$ 11,502	$ 14,705	$ 17,511	$ 16,196	$ 15,952	$ 17,638	$ 18,843	$ 20,115
C000212831
Account Value [Line Items]
Line Graph and Table Measure Name		Hundredfold Select Alternative Fund
Accumulated Value	1,000,000		1,093,834	1,147,842	1,181,702	1,524,846	1,832,574	1,710,940	1,700,798	1,897,401	2,046,617	2,204,967
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,049	9,944	10,955	11,664	11,655	10,313	10,189	10,933	11,276	11,489
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,000,000		1,004,921	994,377	1,095,531	1,166,448	1,165,466	1,031,253	1,018,948	1,093,294	1,127,584	1,148,902
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 1,000,000		$ 1,162,341	$ 1,390,875	$ 1,431,511	$ 1,745,537	$ 2,289,546	$ 2,032,484	$ 2,356,554	$ 2,996,014	$ 3,471,769	$ 4,179,309